DEFERRED REVENUE	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
DEFERRED REVENUE
The majority of our gas gathering agreements provide for a monthly, quarterly or annual MVC from our customers. If a customer's actual throughput volumes are less than its MVC for the applicable period, it must make a shortfall payment to us at the end of that contract month, quarter or year, as applicable. The amount of the shortfall payment is based on the difference between the actual throughput volume shipped or processed for the applicable period and the MVC for the applicable period, multiplied by the applicable gathering or processing fee. To the extent that a customer's actual throughput volumes are above or below its MVC for the applicable period, however, many of our gas gathering agreements contain provisions that can reduce or delay the cash flows that we expect to receive from our MVCs. These provisions include the following:

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To the extent that a customer's throughput volumes are less than its MVC for the applicable period and the customer makes a shortfall payment, it may be entitled to an offset in one or more subsequent periods to the extent that its throughput volumes in subsequent periods exceed its MVC for those periods. In such a situation, we would not receive gathering fees on throughput in excess of a customer's monthly or annual MVC (depending on the terms of the specific gas gathering agreement) to the extent that the customer had made a shortfall payment with respect to one or more preceding months or years (as applicable).

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To the extent that a customer's throughput volumes exceed its MVC in the applicable period, it may be entitled to apply the excess throughput against its aggregate MVC, thereby reducing the period for which its annual MVC applies. As a result of this mechanism, the weighted-average remaining period for which our MVCs apply will be less than the weighted-average of the original stated contract terms of our MVCs.

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To the extent that certain of our customers' throughput volumes exceed its MVC for the applicable period, there is a crediting mechanism that allows the customer to build a bank of credits that it can utilize in the future to reduce shortfall payments owed in subsequent periods, subject to expiration if there is no shortfall in subsequent periods. The period over which this credit bank can be applied to future shortfall payments varies, depending on the particular gas gathering agreement.

A rollforward of current deferred revenue follows.

	Williston Basin – Gas	Barnett Shale	Piceance Basin	Total current
	(In thousands)
Current deferred revenue, January 1, 2012	$—	$—	$—	$—
Additions	—	865	—	865
Current deferred revenue, December 31, 2012	—	865	—	865
Additions	—	1,555	—	1,555
Less: revenue recognized due to expiration	—	865	—	865
Current deferred revenue, December 31, 2013	—	1,555	—	1,555
Additions	—	2,610	—	2,610
Less: revenue recognized due to expiration	—	1,555	—	1,555
Less: revenue recognized due to usage	—	233	—	233
Current deferred revenue, December 31, 2014	$—	$2,377	$—	$2,377
A rollforward of noncurrent deferred revenue follows.

	Williston Basin – Gas	Barnett Shale	Piceance Basin	Total noncurrent
	(In thousands)
Noncurrent deferred revenue, January 1, 2012	$—	$—	$1,770	$1,770
Additions	—	—	9,129	9,129
Noncurrent deferred revenue, December 31, 2012	—	—	10,899	10,899
Additions(1)	6,389	—	12,395	18,784
Noncurrent deferred revenue, December 31, 2013	6,389	—	23,294	29,683
Additions	10,743	—	14,813	25,556
Noncurrent deferred revenue, December 31, 2014	$17,132	$—	$38,107	$55,239
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(1) Noncurrent includes amounts recognized in connection with the Bison Drop Down.
As of December 31, 2014, accounts receivable included $13.1 million of shortfall billings related to MVC arrangements that can be utilized to offset gathering fees in subsequent periods. Noncurrent deferred revenue at December 31, 2014 represents amounts that provide certain customers the ability to offset their gathering fees over a period up to seven years to the extent that the customer's throughput volumes exceeds its MVC.